Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Net income (loss) attributable to common shareholders	$ (141,372)	$ 5,776
Weighted average number of ordinary shares - basic	220,108,770	203,333,111
Effect of dilutive share options and warrants	0	1,061,341
Weighted average number of ordinary shares - diluted	220,108,770	204,394,452